Intangible Assets (Details)	3 Months Ended
Jun. 30, 2017 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Gross	$ 1,909,700
Intangible assets, Accumulated amortization	(111,000)
Intangible assets, Net book value	$ 1,798,700
Trademark/Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful life (years)	5 years
Intangible assets, Gross	$ 431,100
Intangible assets, Accumulated amortization	(12,300)
Intangible assets, Net book value	$ 418,800
Software [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful life (years)	2 years
Intangible assets, Gross	$ 1,003,600
Intangible assets, Accumulated amortization	(74,100)
Intangible assets, Net book value	$ 929,500
Customer Relationships [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful life (years)	2 years
Intangible assets, Gross	$ 368,600
Intangible assets, Accumulated amortization	(21,300)
Intangible assets, Net book value	$ 347,300
Domain Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Useful life (years)	5 years
Intangible assets, Gross	$ 106,400
Intangible assets, Accumulated amortization	(3,300)
Intangible assets, Net book value	$ 103,100